Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000159357 | Taiwan Semiconductor Manufacturing Co. Ltd. - USA-6889106
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000159357 | Samsung Electronics Co. Ltd. - USA-6771720
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159357 | HDFC Bank Ltd. - USA-40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159357 | ICICI Bank Ltd. - USA-45104G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159357 | Infosys Ltd. - USA-456788108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159357 | International Holding Co. PJSC - USA-B1K9VV1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159357 | Al Rajhi Bank - USA-B12LZH9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159357 | Reliance Industries, Ltd. - USA-6099626
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159357 | SK Hynix, Inc. - USA-6450267
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159357 | MediaTek, Inc. - USA-6372480
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159357 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000159357 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159357 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159357 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159357 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159357 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159357 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000159357 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000159357 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000159357 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000159357 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000159357 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000159357 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159357 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159357 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159357 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159357 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159357 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000159357 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000159357 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000159357 | India
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000159357 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000101379 | Bajaj Auto Ltd. - USA-B2QKXW0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000101379 | Tata Motors Ltd. - USA-B611LV1
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000101379 | Trent Ltd. - USA-BDDRN32
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000101379 | Hindustan Unilever Ltd. - USA-6261674
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101379 | ITC Ltd. - USA-B0JGGP5
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101379 | Nestle India Ltd. - USA-BQB8GH3
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101379 | Maruti Suzuki India Ltd. - USA-6633712
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101379 | Titan Co. Ltd. - USA-6139340
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101379 | Mahindra & Mahindra Ltd. - USA-6100186
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000101379 | Zomato Ltd. - USA-BL6P210
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000101379 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000101379 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000101379 | India
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000101379 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088095 | Taiwan Semiconductor Manufacturing Co. Ltd. - USA-6889106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088095 | Samsung Electronics Co. Ltd. - USA-6771720
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088095 | MediaTek, Inc. - USA-6372480
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088095 | Alibaba Group Holding Ltd. - USA-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088095 | Tencent Holdings Ltd. - USA-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088095 | ICICI Bank Ltd. - USA-BSZ2BY7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088095 | Meituan - USA-BGJW376
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088095 | Xiaomi Corp. - USA-BG0ZMJ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088095 | Hon Hai Precision Industry Co. Ltd. - USA-6438564
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088095 | China Construction Bank Corp. - USA-B0LMTQ3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088095 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000088095 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088095 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088095 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088095 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000088095 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088095 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088095 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000088095 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088095 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088095 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000088095 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000088095 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088095 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088095 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088095 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088095 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000088095 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088095 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088095 | India
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000088095 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000088095 | China
Holdings [Line Items]
Percent of Net Asset Value	32.10%